Income and Social Contribution Taxes	12 Months Ended
Dec. 31, 2024
Income And Social Contribution Taxes
Income And Social Contribution Taxes

10.             INCOME AND SOCIAL CONTRIBUTION TAXES

a)      Income tax and social contribution tax recoverable

The income tax and social contribution balances refer to credits from previous years' tax returns, withholdings made in the current year and prepayments that will be offset against federal taxes payable to be determined at the end of the fiscal year or in subsequent periods.

	Dec. 31, 2024	Dec. 31, 2023
Income tax	510	594
Social contribution tax	89	262
	589	856

Current	7	411
Non-current	582	445

The balances of current tax assets and liabilities relating to income tax and social contribution are presented net when the requirements of IAS 12 are met.

Workers’ Food Program (Programa de Alimentação do Trabalhador, or ‘PAT’)

The Company won a legal action, against which there is no further appeal, requesting the right to deduct from corporate income tax costs and expenses incurred on the Workers’ Food Program, up to a limit of 4% of tax payable, without being subject to limitations set by certain regulations in force at the time. The Company also requested recognition of the right to be reimbursed amounts paid in excess in the years 2004–2008, with monetary updating by the Selic rate.

As a result of the judgment, a recoverable total of R$81 was recognized, based on the best estimate, in June 2024 as Income tax recoverable, at non-current assets, with counterpart in Income tax and in Finance revenue (expenses). After the definitive calculation, this amount represents R$95 on December 31, 2024.

b)      Income tax and social contribution tax payable

The balances of income tax and social contribution tax recorded in current liabilities refer mainly to the taxes owed by the subsidiaries which report by the Real Income method and have opted to make monthly payments based on estimated revenue, and also by the subsidiaries that have opted for the Presumed Income method, in which payments are made quarterly.

	Dec. 31, 2024	Dec. 31, 2023
Current
Income tax	119	71
Social contribution tax	44	40
	163	111

c)       Deferred income tax and social contribution tax

The Company has deferred taxed assets and liabilities from unused tax loss carryforwards, negative base for the social contribution tax, and deductible temporary differences, at the statutory rates applicable to each legal entity in Brazil of 25% (for Income tax) and 9% (for the social contribution tax), as follows:

	Dec. 31, 2023	Profit and loss	Comprehensive income	Others	Dec. 31, 2024
Deferred tax assets
Tax loss carryforwards	1,219	(263)	-	-	956
Provisions for contingencies	723	(104)	-	-	619
Impairment on investments	57	(40)	-	-	17
Provision related to the exclusion of ICMS from the PIS/Pasep and Cofins calculation basis	88	(88)	-	-	-
Provision for income sharing payments	48	(18)	-	-	30
Post-employment obligations	1,812	47	(394)	-	1,465
Provision for expected credit losses	326	24	-	-	350
Onerous concession	12	-	-	-	12
Rights of use	126	8	-	-	134
Others	13	5	-	-	18
Total	4,424	(429)	(394)	-	3,601

Deferred tax liabilities
Deemed cost	(155)	8	-	-	(147)
Acquisition costs of equity interests	(439)	100	-	-	(339)
Borrowing costs capitalized	(182)	(17)	-	-	(199)
Adjustment to expectation of cash flow – Concession assets	(334)	(53)	-	-	(387)
Revenues arising from transmission contract asset	(931)	(469)	-	-	(1,400)
Adjustment to fair value: Swap/Loss	(126)	125	-	-	(1)
Reimbursement of costs – GSF	(229)	45	-	-	(184)
Lease liabilities	(127)	8	-	-	(119)
Others	32	(62)	-	(5)	(35)
Total	(2,491)	(315)	-	(5)	(2,811)
Total, net	1,933	(744)	(394)	(5)	790

Total assets	3,045				2,334
Total liabilities	(1,112)				(1,543)

	Dec. 31, 2022	Profit and loss	Comprehensive income	Others	Dec. 31, 2023
Deferred tax assets
Tax loss carryforwards	987	232	-	-	1,219
Provisions for contingencies	602	121	-	-	723
Impairment on investments	56	1	-	-	57
Fair value of derivative financial instruments (PUT SAAG)	229	(229)	-	-	-
Provision related to the exclusion of ICMS from the PIS/Pasep and Cofins calculation basis	598	(510)	-	-	88
Provision for income sharing payments	30	18	-	-	48
Post-employment obligations	1,852	79	(119)	-	1,812
Provision for expected credit losses	319	7	-	-	326
Onerous concession	12	-	-	-	12
Right of use	117	9	-	-	126
Others	17	(10)	-	6	13
Total	4,819	(282)	(119)	6	4,424

Deferred tax liabilities
Deemed cost	(156)	1	-	-	(155)
Acquisition costs of equity interests	(456)	17	-	-	(439)
Borrowing costs capitalized	(170)	(12)	-	-	(182)
Adjustment to expectation of cash flow – Concession assets	(263)	(71)	-	-	(334)
Revenues arising from transmission contract asset	(940)	9	-	-	(931)
Adjustment to fair value: Swap/Loss	(210)	84	-	-	(126)
Reimbursement of costs – GSF	(274)	45	-	-	(229)
Lease liabilities	(108)	(19)	-	-	(127)
Others	(54)	86	-	-	32
Total	(2,631)	140	-	-	(2,491)
Total, net	2,188	(142)	(119)	6	1,933

Total assets	3,120				3,045
Total liabilities	(932)				(1,112)

The estimated taxable incomes forecast, on which the realization of deferred tax asset are based, are determined by the annual budget and the long-term budget, both reviewed periodically, and by the historical income. However, the taxable income may be either higher or lower than the evaluation used by the management when the amount of the deferred tax recognized was determined.

On the basis of the individual estimates of the Company and its subsidiaries, future taxable profits enable the Deferred tax asset existing on December 31, 2024 to be realized, as follows:

2025	528
2026	451
2027	414
2028	440
2029 to 2031	891
2032 to 2034	877
3,601

On December 31, 2024 and 2023, there are no unrecognized temporary differences in tax losses and negative bases, as there is probable certainty that sufficient future income will be generated to realize these assets.

Uncertainties in the treatment of taxes on income

In its Financial Statements of December 31, 2024 and 2023, the Company did not recognize any amounts related to uncertainties over tax treatment of income.

d)      Reconciliation of income tax and social contribution tax effective rate

This table reconciles the statutory income tax (rate 25%) and social contribution tax (rate 9%) with the current income tax expense in the statement of income:

	2024	2023	2022
Profit before income tax and social contribution tax	9,358	6,851	4,121
Income tax and social contribution tax – nominal expense (34%)	(3,182)	(2,329)	(1,401)
Tax effects applicable to:
Gain in subsidiaries by equity method	66	93	182
Tax incentives	166	89	62
Effects from subsidiaries taxed based on gross revenues	95	92	97
Non-deductible penalties	(78)	(95)	(45)
Interest on own capital	629	950	722
Estimated losses on doubtful accounts receivable from related parties	-	-	234
Realization of goodwill	-	-	108
Monetary update on tax overpayments	29	101	-
Others	36	15	15
Income tax and Social Contribution – effective gain (expense)	(2,239)	(1,084)	(26)
Current tax	(1,495)	(943)	(950)
Deferred tax	(744)	(141)	924
	(2,239)	(1,084)	(26)
Effective rate	23.93%	15.82%	0.63%

Accounting policy

The income tax and social contribution tax expenses represents the total amount of current and deferred taxes, which are presented separately in the financial statements.  The Company is subject to the regular tax regime ‘Lucro Real’. However, its subsidiaries that can benefit from the favorable tax regime, according to tax law, analyze the payable tax projection for the next year, in order to determine the tax regime that reduces its taxes payment.

Deferred and current tax items are recognized in correlation to the underlying transaction either in OCI or directly in equity.

In accordance with IFRIC 23, the Company and its subsidiaries evaluate positions taken in the tax returns with respect to situations in which applicable tax regulations are subject to interpretation and establishes provisions where appropriate.

Current

Current income tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute the amount are those that are enacted or substantively enacted at the reporting date.

Advances, or tax credits, are presented as current or non-current assets, in accordance with the expected date of their realization at the balance sheet date, when the tax amounts are duly calculated and offset against advances made.

Deferred

Deferred tax is recognized for temporary differences between the carrying amount of an asset or liability in the statement of financial position and its tax base at the reporting date.

Government grants

Government grants are recognized when there is reasonable assurance that the grant will be received and all associated conditions will be complied, in accordance with IAS 20.

The subsidiaries Cemig D, GT and Volta do Rio have ventures in an area incentivized by Sudene area, which result in the recognition of its right to a 75% reduction in income tax. Such tax incentives, in the form of exemption or reduction of income tax, comply with the concept of government grants and are recognized as income on a systematic basis over the periods that the related income tax expense for which it is intended to compensate, is recorded.

Given the legal restriction on the distribution of net income corresponding to the tax incentive, the Company maintains the amount related to the incentive granted in the tax incentive reserve. More details in note 26.

Estimations and judgments

Deferred taxes

Deferred tax liabilities are recognized for all the inter-temporal tax differences. Deferred tax assets are recognized for all the temporary differences deductible, to the extent that it is probable that future taxable income will be available for the temporary differences to be offset, except:

•         When the deferred tax asset or liability arises from recognition of goodwill or of an asset or liability in a transaction which is not a business combination and, on the date of the transaction, does not affect the accounting profit or the profit or loss for tax purposes, except when the transaction gives rise to temporary differences that are both taxable and deductible, in which the entity must recognize a deferred tax asset or liability and must recognize the resulting deferred tax expense or revenue in the income statement;

•         In respect of taxable temporary differences associated with investments in subsidiaries, associates and interests in joint arrangements, when the timing of the reversal of the temporary differences can be controlled and it is probable that the temporary differences will not reverse in the foreseeable future; and

•         In respect of deductible temporary differences associated with investments in subsidiaries, associates and interests in joint arrangements, deferred tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future and taxable income will be available against which the temporary differences can be utilized.

These taxes are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates (and tax laws) that have been enacted or substantively enacted at the reporting date.

Deferred income tax and social contribution tax assets are reviewed at the reporting date and are reduced to the extent that their realization is no longer probable or recognized to the extent that it becomes probable that future taxable incomes will allow them to be recovered.

The Company offsets deferred tax assets and deferred tax liabilities if and only if it has a legally enforceable right to set off current tax assets and current tax liabilities and the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same taxation authority on the same taxable entity.

The estimated taxable incomes forecast, on which the realization of deferred tax asset are based, are determined by the annual budget and the long-term budget, both reviewed periodically, and by the historical income. However, the taxable income may be either higher or lower than the evaluation used by the management when the amount of the deferred tax recognized was determined.

Uncertainties on the treatment of taxes on profit

The uncertainties about the treatment of taxes on profit represent the risks that the tax authority may not accept a given tax treatment applied by the Company. The Company estimates the probability of the tax authority accepting the uncertain tax treatment based on technical assessments of its legal advisors, taking into account case law precedents applicable to the current tax legislation.